Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 14,083	$ 12,791	$ 11,523	$ 11,608	$ 10,504	$ 11,558	$ 11,446	$ 11,141	$ 10,441	$ 10,130	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,726	11,156	11,545	12,703	12,793	11,617	10,749	10,835	10,892	10,281	10,000
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Morningstar LSTA US Leveraged Loan Index1
Account Value		$ 15,788	14,294	13,022	13,111	11,974	12,079	11,611	11,120	10,428	10,185	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Account Value		$ 15,810	$ 14,318	$ 13,077	$ 13,190	$ 12,035	$ 12,181	$ 11,701	$ 11,174	$ 10,460	$ 10,229	$ 10,000

[1]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.